Related Party Transactions - Schedule of Generated Revenue from Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Quanzhou Huasen [Member]
Related Party Transaction [Line Items]
Sales	$ 11,592	$ 2,424
Accounts receivable	5,765
Dayuyaodong [Member]
Related Party Transaction [Line Items]
Sales		1,227
Related Party [Member]
Related Party Transaction [Line Items]
Sales	11,592	3,651
Accounts receivable	$ 5,765